UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/07

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 4/24/07
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $507,037  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]


                                                         Market Value
Other Voting
Issuer                              Class          CUSIP       x 1000
DiscretiQuantityManagerAuthority

ABBOTT LABORATORIES CMN             COMMON     002824100      8222.688
Sole   147360  None   Sole
ALTRIA GROUP INC CMN                COMMON     00209S103     1901.0865
Sole    21650  None   Sole
AMERICAN STATES WATER CO CMN        COMMON       29899101      199.098
Sole     5400  None   Sole
AQUA AMERICA INC CMN                COMMON     03836W103     467.70014
Sole    20832  None   Sole
ARCHSTONE-SMITH TRUST CMN           COMMON      03958310    1469.30532
Sole    27069  None   Sole
AUTOMATIC DATA PROCESSING INC       COMMON     053015103        125.84
Sole     2600  None   Sole
BAXTER INTERNATIONAL INC CMN        COMMON     071813109       3423.55
Sole    65000  None   Sole
BERKSHIRE HATHAWAY INC CL-A (D      COMMON     084670108        108.99
Sole        1  None   Sole
BERKSHIRE HATHAWAY INC. CLASS       COMMON     084670207        749.84
Sole      206  None   Sole
BOARDWALK PIPELINE PARTNERS LP      COMMON     096627104        4937.9
Sole   134000  None   Sole
BP PLC SPONSORED ADR CMN            COMMON     055622104    13978.1005
Sole   215878  None   Sole
BRISTOL MYERS SQUIBB CO CMN         COMMON     110122108     12036.736
Sole   433600  None   Sole
BUCKEYE GP HOLDINGS L.P. CMN        COMMON     118167105       1545.44
Sole    74300  None   Sole
BUCKEYE PARTNERS LP UNITS CMN       COMMON     118230101       3505.26
Sole    70500  None   Sole
CALIFORNIA WATER SERVICE GROUP      COMMON     130788102       145.616
Sole     3800  None   Sole
CATERPILLAR INC (DELAWARE) CMN      COMMON     149123101     4022.4703
Sole    60010  None   Sole
CHEVRON CORPORATION CMN             COMMON     166764100      3132.206
Sole    42350  None   Sole
COACH INC CMN                       COMMON     189754104     10135.125
Sole   202500  None   Sole
COCA-COLA CO CMN                    COMMON     191216100          0.96
Sole       20  None   Sole
CONNECTICUT WATER SVC CMN           COMMON     207797101          96.2
Sole     4000  None   Sole
CONSOLIDATED EDISON INC CMN         COMMON     209115104      12.91818
Sole      253  None   Sole
DUNCAN ENERGY PARTNERS L.P. CM      COMMON     265026104         827.2
Sole    32000  None   Sole
EAGLE ROCK ENERGY PARTNERS, LP      COMMON     26985R104      2003.424
Sole    98400  None   Sole
ELI LILLY & CO CMN                  COMMON     532457108     13019.304
Sole   242400  None   Sole
EMERSON ELECTRIC CO. CMN            COMMON     291011104        258.54
Sole     6000  None   Sole
ENBRIDGE ENERGY MGMT, LLC CMN       COMMON     29250X103     1518.2211
Sole    28110  None   Sole
ENBRIDGE ENERGY PARTNERS L P C      COMMON     29250R106      3431.646
Sole    61400  None   Sole
ENTERPRISE PRODUCTS PART L.P C      COMMON     293792107     1953.5694
Sole    61433  None   Sole
EXXON MOBIL CORPORATION CMN         COMMON      30231G10     9960.4563
Sole   132014  None   Sole
GENERAL ELECTRIC CO CMN             COMMON     369604103   20717.63616
Sole   585906  None   Sole
GOLDMAN SACHS GROUP, INC.(THE)      COMMON     38141G104       557.901
Sole     2700  None   Sole
GOOGLE, INC. CMN CLASS A            COMMON     38259P508     347.28528
Sole      758  None   Sole
HARTFORD FINANCIAL SRVCS GROUP      COMMON     416515104     17175.726
Sole   179700  None   Sole
HOSPIRA, INC. CMN                   COMMON     441060100      4774.666
Sole   116740  None   Sole
JOHNSON & JOHNSON CMN               COMMON     478160104     12070.078
Sole   200300  None   Sole
KIMBERLY CLARK CORP CMN             COMMON     494368103     14889.726
Sole   217400  None   Sole
KINDER MORGAN ENERGY PARTNERS       COMMON     494550106   11920.11432
Sole   226274  None   Sole
KINDER MORGAN MANAGEMENT, LLC       COMMON     49455U100    5507.07024
Sole   107476  None   Sole
LEHMAN BROTHERS HOLDINGS INC C      COMMON     524908100       6866.86
Sole    98000  None   Sole
LOEWS CORP CMN                      COMMON     540424108       19080.6
Sole   420000  None   Sole
MAGELLAN MIDSTREAM PARTNERS LP      COMMON     559080106       3865.68
Sole    82600  None   Sole
MEDCOHEALTH SOLUTIONS, INC. CM      COMMON     58405U102     11786.125
Sole   162500  None   Sole
MICROSOFT CORPORATION CMN           COMMON     594918104     817.37136
Sole    29328  None   Sole
MIDDLESEX WATER CO CMN              COMMON     596680108     122.58774
Sole     6666  None   Sole
NAVISTAR INTL CORP (NEW) CMN        COMMON     63934E108         0.549
Sole       12  None   Sole
NIKE CLASS-B CMN CLASS B            COMMON     654106103        2.1252
Sole       20  None   Sole
NORFOLK SOUTHERN CORPORATION C      COMMON     655844108        57.684
Sole     1140  None   Sole
ONEOK PARTNERS, L.P. LIMITED P      COMMON     68268N103        1660.5
Sole    24600  None   Sole
PEPSICO INC CMN                     COMMON     713448108       228.816
Sole     3600  None   Sole
PFIZER INC. CMN                     COMMON     717081103     28564.008
Sole  1130800  None   Sole
PLAINS ALL AMERICAN PIPELINE L      COMMON     726503105      3018.764
Sole    52400  None   Sole
PROCTER & GAMBLE COMPANY (THE)      COMMON     742718109   21019.58484
Sole   332799  None   Sole
SEARS HOLDINGS CORPORATION CMN      COMMON     812350106       432.384
Sole     2400  None   Sole
SIGMA ALDRICH CORP CMN              COMMON     826552101       5646.72
Sole   136000  None   Sole
STANDARD & POORS DEP RCPTS SPD      COMMON      78462F10         326.6
Sole     2300  None   Sole
STARBUCKS CORP. CMN                 COMMON     855244109        125.44
Sole     4000  None   Sole
STATE STREET CORPORATION (NEW)      COMMON     857477103         647.5
Sole    10000  None   Sole
STD & PRS 400 MID-CAP DEP RCPT      COMMON      59563510      363.2395
Sole     2350  None   Sole
SUNOCO LOGISTICS PARTNERS LP C      COMMON     86764L108        710.88
Sole    12000  None   Sole
TARGA RESOURCES PARTNERS LP CM      COMMON     87611X105         892.8
Sole    31000  None   Sole
TC PIPELINES, L.P. CMN              COMMON     87233Q108       4487.04
Sole   123000  None   Sole
TEPPCO PARTNERS L.P. UNITS REP      COMMON     872384102        2009.1
Sole    45250  None   Sole
THERMOGENESIS CORP NEW CMN          COMMON     883623209          72.8
Sole    20000  None   Sole
TIFFANY & CO CMN                    COMMON     886547108         682.2
Sole    15000  None   Sole
TIME WARNER INC. CMN                COMMON     887317105        2366.4
Sole   120000  None   Sole
TOOTSIE ROLL & IND. CMN             COMMON     890516107       8.75124
Sole      292  None   Sole
TOOTSIE ROLL INDS INC CL-B CMN      COMMON      89051620      21.12885
Sole      705  None   Sole
UNITEDHEALTH GROUP INC CMN          COMMON     91324P102        105.94
Sole     2000  None   Sole
WALT DISNEY COMPANY (THE) CMN       COMMON     254687106    7874.65745
Sole   228715  None   Sole
WILLIAMS PARTNERS L. P. CMN         COMMON     96950F104      1283.937
Sole    26900  None   Sole
WILLIAMS SONOMA INC CMN             COMMON     969904101   169147.6396
Sole  4770097  None   Sole
WITNESS SYS INC CMN                 COMMON     977424100       60.2063
Sole     2234  None   Sole
WYETH CMN                           COMMON     983024100       425.255
Sole     8500  None   Sole
ZIMMER HLDGS INC CMN                COMMON     98956P102    21127.0176
Sole   247360  None   Sole

                                                           507037.3567